Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule of Accrued Fees and Expenses Due to General Partner and Affiliates

The accrued fees and expenses due to General Partner and affiliates consisted of the following at:

	September 30, 2012	March 31, 2012

Asset management fee payable	167,008	$141,775
Advances made to the Partnership from General Partner or affiliates	—	55,483
Expenses paid by the General Partners or an affiliate on behalf of the Partnership	10,430	6,874
Total	177,438	$204,132